USAA                         USAA MUTUAL FUND, INC.
EAGLE                        Aggressive Growth Fund
LOGO

                        SUPPLEMENT DATED AUGUST 1, 2001
                            TO THE FUND'S PROSPECTUS
                             DATED DECEMBER 1, 2000

(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "COULD
    THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?" SECTION ON PAGE 3.

===============================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDING DECEMBER 31, 2000)

                                                                     Life of
                                     Past      Past      Past          Fund
                                    1 Year    5 Years  10 Years     (10/19/81)
-------------------------------------------------------------------------------
 Aggressive Growth Fund             -19.95%    18.55%    19.49%       13.82%
-------------------------------------------------------------------------------
 Lipper Mid-Cap Growth Fund Index*  -16.13%    15.73%    18.97%        N/A
-------------------------------------------------------------------------------
 Russell 2000 Index**                -3.02%    10.31%    15.53%       12.70%+
-------------------------------------------------------------------------------
 S&P 500 Index**                     -9.10%    18.33%    17.44%       16.97%+
===============================================================================

      * THE LIPPER MID-CAP GROWTH FUND INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATIONS (ON A THREE-YEAR WEIGHTED BASIS) OF LESS THAN 300% OF THE DOLLAR-WEIGHTED MEDIAN MARKET CAPITALIZATION OF THE MIDDLE 1,000 SECURITIES OF THE S&P 1500 INDEX. MID-CAP GROWTH FUNDS NORMALLY INVEST IN COMPANIES WITH LONG-TERM EARNINGS EXPECTED TO GROW SIGNIFICANTLY FASTER THAN THE EARNINGS OF THE STOCKS REPRESENTED IN A MAJOR UNMANAGED STOCK INDEX. THESE FUNDS WILL NORMALLY HAVE AN ABOVE-AVERAGE PRICE-TO-EARNINGS RATIO, PRICE-TO-BOOK RATIO, AND THREE-YEAR SALES GROWTH FIGURE, COMPARED TO THE S&P 400 INDEX.

     ** THE RUSSELL 2000 INDEX IS AN INDEX THAT CONSISTS OF THE 2000 SMALLEST COMPANIES IN THE RUSSELL 3000(R) INDEX, A WIDELY RECOGNIZED SMALL CAP INDEX. THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE, UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

     + THE PERFORMANCE OF THE RUSSELL 2000 INDEX AND THE S&P 500 INDEX IS CALCULATED AT THE END OF THE MONTH, SEPTEMBER 30, 1981, WHILE THE FUND'S INCEPTION DATE IS OCTOBER 19, 1981. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.


(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "FEES
    AND EXPENSES" SECTION ON PAGE 5.


ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses during the past fiscal year ended July 31, 2000, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

    MANAGEMENT        DISTRIBUTION          OTHER              TOTAL ANNUAL
      FEES            (12B-1) FEES         EXPENSES         OPERATING EXPENSES
-------------------------------------------------------------------------------
      .35%               None                .38%                 .73%

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

       1 YEAR          3 YEARS         5 YEARS         10 YEARS
    ---------------------------------------------------------------
        $75              $233           $405             $904

(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "FUND
    MANAGEMENT" SECTION ON PAGE 8.

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this prospectus, we had approximately $42 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors. For our services, the Fund pays us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. The fee is computed at one-half of one percent (.50%) of the first $200 million of average net assets, two-fifths of one percent (.40%) for that portion of average net assets in excess of $200 million but not over $300 million, and one-third of one percent (.33%) for that portion of average net assets in excess of $300 million. The fee we received for the fiscal year ended July 31, 2000, was equal to .35% of average net assets.

Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Mid-Cap Growth Fund Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper Index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2005, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:


 OVER/UNDER PERFORMANCE RELATIVE TO INDEX          ANNUAL ADJUSTMENT RATE
        (IN BASIS POINTS) 1                  (IN BASIS POINTS AS A PERCENTAGE
                                                OF A FUND'S AVERAGE NET ASSETS)
          +/- 100 to 400                                   +/- 4
          +/- 401 to 700                                   +/- 5
         +/- 701 and greater                               +/- 6

------------
 1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

38923-0701

USAA                         USAA MUTUAL FUND, INC.
EAGLE                             Growth Fund
LOGO

                        SUPPLEMENT DATED AUGUST 1, 2001
                            TO THE FUND'S PROSPECTUS
                             DATED DECEMBER 1, 2000

(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "COULD
    THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?" SECTION ON PAGE 3.

===============================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDING DECEMBER 31, 2000)

                                                                       Life of
                              Past         Past          Past            Fund
                             1 Year       5 Years      10 Years        (4/5/71)
-------------------------------------------------------------------------------
     Growth Fund            -19.06%        9.71%         12.60%          8.51%
-------------------------------------------------------------------------------
     Lipper Large-Cap
     Growth Fund Index*     -19.68%       17.85%         17.32%           N/A
-------------------------------------------------------------------------------
     S&P 500 Index**         -9.10%       18.33%         17.44%         12.99%+
===============================================================================


      * THE LIPPER LARGE-CAP GROWTH FUND INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATIONS (ON A THREE-YEAR WEIGHTED BASIS) OF GREATER THAN 300% OF THE DOLLAR-WEIGHTED MEDIAN MARKET CAPITALIZATION OF THE MIDDLE 1,000 SECURITIES OF THE S&P 1500 INDEX. LARGE-CAP GROWTH FUNDS NORMALLY INVEST IN COMPANIES WITH LONG-TERM EARNINGS EXPECTED TO GROW SIGNIFICANTLY FASTER THAN THE EARNINGS OF THE STOCKS REPRESENTED IN A MAJOR UNMANAGED STOCK INDEX. THESE FUNDS WILL NORMALLY HAVE AN ABOVE-AVERAGE PRICE-TO-EARNINGS RATIO, PRICE-TO-BOOK RATIO, AND THREE-YEAR SALES GROWTH FIGURE, COMPARED TO THE S&P 500 INDEX.

     ** THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE, UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

     + THE PERFORMANCE OF THE S&P 500 INDEX IS CALCULATED AT THE END OF THE MONTH, MARCH 31, 1971, WHILE THE FUND'S INCEPTION DATE IS APRIL 5, 1971. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.


(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "FEES
    AND EXPENSES" SECTION ON PAGE 4.


ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses (before waivers) during the past fiscal year ended July 31, 2000, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets (ANA).


    MANAGEMENT        DISTRIBUTION           OTHER            TOTAL ANNUAL
      FEES           (12B-1) FEES          EXPENSES       OPERATING EXPENSES*
-------------------------------------------------------------------------------
     .75%               None                  .34%               1.09%

-----------
     * Beginning August 1, 2001, we have voluntarily agreed to limit the Growth Fund's annual expenses to 1.00% of its ANA as shown below, excluding credits from fee offset arrangements, and will reimburse the Fund for all expenses in excess of this amount through November 30, 2002.


                                 REIMBURSEMENT                ACTUAL FUND
    TOTAL ANNUAL              FROM USAA INVESTMENT        OPERATING EXPENSES
FUND OPERATING EXPENSES        MANAGEMENT COMPANY         AFTER REIMBURSEMENT
-------------------------------------------------------------------------------
       1.09%                         .09%                          1.00%

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses (before any applicable expenses) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

       1 YEAR         3 YEARS         5 YEARS         10 YEARS
    --------------------------------------------------------------
        $102           $318             $552           $1,223


(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "FUND
    MANAGEMENT" SECTION ON PAGE 7.

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this prospectus, we had approximately $42 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors. For our services, the Fund pays us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. The fee was computed and paid at three-fourths of one percent (.75%) of average net assets for the fiscal year ended July 31, 2000. The fee we would have received for the fiscal year ended July 31, 2000, if we had made reimbursement to the Fund, would have been equal to .66% of average net assets.

Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Large-Cap Growth Fund Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper Index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2005, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE RELATIVE TO INDEX            ANNUAL ADJUSTMENT RATE
        (IN BASIS POINTS) 1                  (IN BASIS POINTS AS A PERCENTAGE
                                              OF A FUND'S AVERAGE NET ASSETS)
          +/- 100 to 400                                   +/- 4
          +/- 401 to 700                                   +/- 5
          +/- 701 and greater                              +/- 6

------------
  1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

38924-0701

USAA
EAGLE                        USAA MUTUAL FUND, INC.
LOGO                          Growth & Income Fund


                        SUPPLEMENT DATED AUGUST 1, 2001
                            TO THE FUND'S PROSPECTUS
                             DATED DECEMBER 1, 2000

(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "COULD
    THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?" SECTION ON PAGE 3.

===============================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDING DECEMBER 31, 2000)

                                          Past        Past      Since Inception
                                         1 Year      5 Years        (6/1/93)
-------------------------------------------------------------------------------
  Growth & Income Fund                   2.99%       14.18%         14.05%
-------------------------------------------------------------------------------
  Lipper Large-Cap Core Fund Index*     -7.37%       16.79%         15.63%+
-------------------------------------------------------------------------------
  S&P 500 Index**                       -9.10%       18.33%         17.52%+
===============================================================================

      * THE LIPPER LARGE-CAP CORE FUND INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATIONS (ON A THREE-YEAR WEIGHTED BASIS) OF GREATER THAN 300% OF THE DOLLAR-WEIGHTED MEDIAN MARKET CAPITALIZATION OF THE MIDDLE 1,000 SECURITIES OF THE S&P 1500 INDEX. LARGE-CAP CORE FUNDS HAVE MORE LATITUDE IN THE COMPANIES IN WHICH THEY INVEST. THESE FUNDS WILL NORMALLY HAVE AN AVERAGE PRICE-TO-EARNINGS RATIO, PRICE-TO-BOOK RATIO, AND THREE-YEAR SALES GROWTH FIGURE, COMPARED TO THE S&P 500 Index.

     + THE PERFORMANCE OF THE LIPPER LARGE-CAP CORE FUND INDEX AND THE S&P 500 INDEX IS CALCULATED AT THE END OF THE MONTH, MAY 31, 1993, WHILE THE FUND'S INCEPTION DATE IS JUNE 1, 1993. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.

     ** THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE, UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.


(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "FEES
    AND EXPENSES" SECTION ON PAGE 4.

ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses during the past fiscal year ended July 31, 2000, as adjusted to reflect changes in the underlying contracts for services, and is calculated as a percentage of average net assets.

 MANAGEMENT          DISTRIBUTION           OTHER             TOTAL ANNUAL
   FEES              (12B-1) FEES          EXPENSES        OPERATING EXPENSES
-------------------------------------------------------------------------------
  .60%                  None                 .43%                 1.03%

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

        1 YEAR        3 YEARS          5 YEARS        10 YEARS
     -------------------------------------------------------------
         $105           $328             $569          $1,263

(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "FUND
    MANAGEMENT" SECTION ON PAGE 7.

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this prospectus, we had approximately $42 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors. For our services, the Fund pays us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. The fee was computed and paid at three-fifths of one percent (.60%) of average net assets for the fiscal year ended July 31, 2000.

Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Large-Cap Core Fund Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper Index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2005, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

 OVER/UNDER PERFORMANCE RELATIVE TO INDEX            ANNUAL ADJUSTMENT RATE
          (IN BASIS POINTS) 1                 (IN BASIS POINTS AS A PERCENTAGE
                                                OF A FUND'S AVERAGE NET ASSETS)
            +/- 100 to 400                                   +/- 4
            +/- 401 to 700                                   +/- 5
          +/- 701 and greater                                +/- 6

-----------
1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

38927-0701

USAA                         USAA MUTUAL FUND, INC.
EAGLE                             Income Fund
LOGO

                        SUPPLEMENT DATED AUGUST 1, 2001
                            TO THE FUND'S PROSPECTUS
                             DATED DECEMBER 1, 2000

(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "COULD
    THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?" SECTION ON PAGE 3.

===============================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDING DECEMBER 31, 2000)

                                                                   Life of
                               Past        Past        Past          Fund
                              1 Year     5 Years     10 Years      (3/4/74)
-------------------------------------------------------------------------------
Income Fund                    13.34%      5.93%       8.39%      9.86%
-------------------------------------------------------------------------------
Lipper Corporate Debt Funds
 A Rated Fund Index*           10.31%      5.49%       7.72%       N/A
-------------------------------------------------------------------------------
Lehman Brothers
 Aggregate Bond Index**        11.63%      6.46%       7.96%       N/A
===============================================================================

      * THE LIPPER CORPORATE DEBT FUNDS A RATED FUND INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT INVEST AT LEAST 65% OF THEIR ASSETS IN CORPORATE DEBT ISSUES RATED "A" OR BETTER OR GOVERNMENT ISSUES.

     ** THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED INDEX OF THE GOVERNMENT/CORPORATE INDEX, THE MORTGAGE-BACKED SECURITIES INDEX, AND THE ASSET-BACKED SECURITIES INDEX.

(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "FEES
    AND EXPENSES" SECTION ON PAGE 5.

ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses during the past fiscal year ended July 31, 2000, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

   MANAGEMENT       DISTRIBUTION           OTHER              TOTAL ANNUAL
     FEES           (12B-1) FEES         EXPENSES           OPERATING EXPENSES
-------------------------------------------------------------------------------
     .24%              None                 .31%                   .55%

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

        1 YEAR        3 YEARS       5 YEARS       10 YEARS
     ------------------------------------------------------------
          $56          $176           $307          $688

(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "FUND
    MANAGEMENT" SECTION ON PAGE 9.

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this prospectus, we had approximately $42 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors. For our services, the Fund pays us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. The fee was computed and paid at twenty-four one hundredths of one percent (.24%) of average net assets for the fiscal year ended July 31, 2000.

Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Corporate Debt Funds A Rated Fund Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper Index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2005, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

 OVER/UNDER PERFORMANCE RELATIVE TO INDEX            ANNUAL ADJUSTMENT RATE
           (IN BASIS POINTS) 1                 (IN BASIS POINTS AS A PERCENTAGE
                                                OF A FUND'S AVERAGE NET ASSETS)
              +/- 20 to 50                                    +/- 4
              +/- 51 to 100                                   +/- 5
             +/- 101 and greater                              +/- 6

-----------
1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

38951-0701

USAA
EAGLE                        USAA MUTUAL FUND, INC.
LOGO                           Income Stock Fund


                        SUPPLEMENT DATED AUGUST 1, 2001
                            TO THE FUND'S PROSPECTUS
                             DATED DECEMBER 1, 2000

(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "COULD
    THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?" SECTION ON PAGE 3.

===============================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDING DECEMBER 31, 2000)

                                                                      Life of
                                    Past      Past        Past         Fund
                                   1 Year    5 Years    10 Years      (5/4/87)
-------------------------------------------------------------------------------
Income Stock Fund                  10.82%     13.10%      13.72%       12.50%
-------------------------------------------------------------------------------
Lipper Equity Income Fund Index*    7.46%     13.42%      14.45%       12.09%+
-------------------------------------------------------------------------------
S&P 500 Index**                    -9.10%     18.33%      17.44%       14.76%+
===============================================================================

      * THE LIPPER EQUITY INCOME FUND INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT SEEK RELATIVELY HIGH CURRENT INCOME AND GROWTH OF INCOME THROUGH INVESTING 60% OR MORE OF THEIR PORTFOLIO IN EQUITIES.

     + THE PERFORMANCE OF THE LIPPER EQUITY INCOME FUND INDEX AND THE S&P 500 INDEX IS CALCULATED AT THE END OF THE MONTH, APRIL 30, 1987, WHILE THE FUND'S INCEPTION DATE IS MAY 4, 1987. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.

     ** THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE, UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "FEES
    AND EXPENSES" SECTION ON PAGE 5.

ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses during the past fiscal year ended July 31, 2000, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

   MANAGEMENT        DISTRIBUTION         OTHER               TOTAL ANNUAL
     FEES            (12B-1) FEES        EXPENSES          OPERATING EXPENSES
-------------------------------------------------------------------------------
    .50%                None              .31%                    .81%

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

        1 YEAR        3 YEARS         5 YEARS        10 YEARS
     --------------------------------------------------------------
          $83           $259           $450          $1,003

(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "FUND
    MANAGEMENT" SECTION ON PAGE 8.

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this prospectus, we had approximately $42 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors. For our services, the Fund pays us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. The fee was computed and paid at one-half of one percent (.50%) of average net assets for the fiscal year ended July 31, 2000.

Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Equity Income Fund Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper Index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2005, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

 OVER/UNDER PERFORMANCE RELATIVE TO INDEX             ANNUAL ADJUSTMENT RATE
         (IN BASIS POINTS) 1                  (IN BASIS POINTS AS A PERCENTAGE
                                                OF A FUND'S AVERAGE NET ASSETS)
            +/- 100 to 400                                   +/- 4
            +/- 401 to 700                                   +/- 5
          +/- 701 and greater                                +/- 6

------------
 1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

38925-0701

USAA
EAGLE                         USAA MUTUAL FUND, INC.
LOGO                           Short-Term Bond Fund


                        SUPPLEMENT DATED AUGUST 1, 2001
                            TO THE FUND'S PROSPECTUS
                             DATED DECEMBER 1, 2000

(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "COULD
    THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?" SECTION ON PAGE 3.

===============================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDING DECEMBER 31, 2000)

                                           Past         Past   Since Inception
                                          1 Year       5 Years    (6/1/93)
-------------------------------------------------------------------------------
  Short-Term Bond Fund                     7.12%        5.93%        5.73%
-------------------------------------------------------------------------------
  Lipper Short Investment Grade
   Debt Fund Index*                        7.39%        5.52%        5.49%+
-------------------------------------------------------------------------------
  Lehman Brothers 1-3
   Gov't/Credit Index**                    8.08%        5.98%        5.81%+
===============================================================================

      * THE LIPPER SHORT INVESTMENT GRADE DEBT FUND INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT INVEST AT LEAST 65% OF THEIR ASSETS IN INVESTMENT GRADE DEBT ISSUES (RATED IN TOP FOUR GRADES) WITH DOLLAR-WEIGHTED AVERAGE MATURITIES OF LESS THAN THREE YEARS.

     + THE PERFORMANCE OF THE LIPPER SHORT INVESTMENT GRADE DEBT FUND INDEX AND THE LEHMAN BROTHERS 1-3 GOV'T/CREDIT INDEX IS CALCULATED AT THE END OF THE MONTH, MAY 31, 1993, WHILE THE FUND'S INCEPTION DATE IS JUNE 1, 1993. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.

     ** THE LEHMAN BROTHERS 1-3 YEAR GOVERNMENT/CREDIT INDEX IS AN UNMANAGED INDEX OF ALL THE GOVERNMENT, AGENCY, AND CORPORATE BONDS LONGER THAN ONE YEAR AND LESS THAN THREE YEARS.

(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "FEES
    AND EXPENSES" SECTION ON PAGE 5.

ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses during the past fiscal year ended July 31, 2000, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

  MANAGEMENT        DISTRIBUTION         OTHER                TOTAL ANNUAL
    FEES           (12B-1) FEES        EXPENSES            OPERATING EXPENSES
------------------------------------------------------------------------------
    .24%               None             .38%                    .62%

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

          1 YEAR         3 YEARS            5 YEARS            10 YEARS
     ------------------------------------------------------------------------
           $63           $198                $345               $773

(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "FUND
    MANAGEMENT" SECTION ON PAGE 9.

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this prospectus, we had approximately $42 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors. For our services, the Fund pays us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. The fee was computed and paid at twenty-four one hundredths of one percent (.24%) of average net assets for the fiscal year ended July 31, 2000.

Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Short Investment Grade Debt Fund Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper Index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2005, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

 OVER/UNDER PERFORMANCE RELATIVE TO INDEX             ANNUAL ADJUSTMENT RATE
          (IN BASIS POINTS) 1                  (IN BASIS POINTS AS A PERCENTAGE
                                                OF A FUND'S AVERAGE NET ASSETS)
             +/- 20 to 50                                    +/- 4
             +/- 51 to 100                                   +/- 5
          +/- 101 and greater                                +/- 6

----------
  1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
38926-0701

USAA
EAGLE                       USAA MUTUAL FUND, INC.
LOGO                           Money Market Fund


                        SUPPLEMENT DATED AUGUST 1, 2001
                            TO THE FUND'S PROSPECTUS
                             DATED DECEMBER 1, 2000



(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "FEES
    AND EXPENSES" SECTION ON PAGE 5.

ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses during the past fiscal year ended July 31, 2000, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

    MANAGEMENT         DISTRIBUTION          OTHER             TOTAL ANNUAL
      FEES            (12B-1) FEES         EXPENSES         OPERATING EXPENSES
-------------------------------------------------------------------------------
      .24%                None              .32%                 .56%

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

         1 YEAR          3 YEARS         5 YEARS         10 YEARS
    -------------------------------------------------------------------
          $57             $179             $313            $701


(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "FUND
    MANAGEMENT" SECTION ON PAGE 9.

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this prospectus, we had approximately $42 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors. For our services, the Fund pays us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. The fee was computed and paid at twenty-four one hundredths of one percent (.24%) of average net assets for the fiscal year ended July 31, 2000.

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
38952-0701

USAA
EAGLE                        USAA MUTUAL FUND, INC.
LOGO                       Science & Technology Fund


                        SUPPLEMENT DATED AUGUST 1, 2001
                            TO THE FUND'S PROSPECTUS
                             DATED DECEMBER 1, 2000

(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "COULD
    THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?" SECTION ON PAGE 3.

===============================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDING DECEMBER 31, 2000)

                                                 Past          Since Inception
                                                1 Year            (8/1/97)
-------------------------------------------------------------------------------
 Science & Technology Fund                      -16.66%           15.37%
-------------------------------------------------------------------------------
 Lipper Science & Technology Fund Index*        -30.27%           21.46%+
-------------------------------------------------------------------------------
 S&P 500 Index**                                 -9.10%           11.47%+
===============================================================================

      * THE LIPPER SCIENCE & Technology Fund INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT INVEST 65% OF THEIR EQUITY PORTFOLIO IN SCIENCE AND TECHNOLOGY STOCKS.

     + THE PERFORMANCE OF THE LIPPER SCIENCE & TECHNOLOGY FUND INDEX AND THE S&P 500 INDEX IS CALCULATED AT THE END OF THE MONTH, JULY 31, 1997, WHILE THE FUND'S INCEPTION DATE IS AUGUST 1, 1997. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.

     ** THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE, UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "FEES
    AND EXPENSES" SECTION ON PAGE 5.

ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses during the past fiscal year ended July 31, 2000, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

 MANAGEMENT         DISTRIBUTION         OTHER               TOTAL ANNUAL
   FEES             (12B-1) FEES        EXPENSES           OPERATING EXPENSES
-------------------------------------------------------------------------------
   .75%                None              .58%                     1.33%

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

           1 YEAR       3 YEARS      5 YEARS        10 YEARS
       ----------------------------------------------------------
            $135         $422         $730          $1,606

(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "FUND
    MANAGEMENT" SECTION ON PAGE 8.

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this prospectus, we had approximately $42 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors. For our services, the Fund pays us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. The fee was computed and paid at three-fourths of one percent (.75%) of average net assets for the fiscal year ended July 31, 2000.

Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Science & Technology Fund Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper Index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2005, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

 OVER/UNDER PERFORMANCE RELATIVE TO INDEX           ANNUAL ADJUSTMENT RATE
            (IN BASIS POINTS) 1               (IN BASIS POINTS AS A PERCENTAGE
                                                OF A FUND'S AVERAGE NET ASSETS)
             +/- 100 to 400                                   +/- 4
             +/- 401 to 700                                   +/- 5
           +/- 701 and greater                                +/- 6

-----------
 1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
38928-0701

USAA                         USAA MUTUAL FUND, INC.
EAGLE                       First Start Growth Fund
LOGO

                        SUPPLEMENT DATED AUGUST 1, 2001
                            TO THE FUND'S PROSPECTUS
                             DATED DECEMBER 1, 2000

(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "COULD
    THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?" SECTION ON PAGE 3.

===============================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDING DECEMBER 31, 2000)

                                                 Past          Since Inception
                                                1 Year            (8/1/97)
-------------------------------------------------------------------------------
  First Start Growth Fund                       -16.41%             10.98%
-------------------------------------------------------------------------------
  Lipper Large-Cap Growth Fund Index*           -19.68%             12.04%+
-------------------------------------------------------------------------------
  S&P 500 Index**                                -9.10%             11.47%+
===============================================================================

      * THE LIPPER LARGE-CAP GROWTH FUND INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATIONS (ON A THREE-YEAR WEIGHTED BASIS) OF GREATER THAN 300% OF THE DOLLAR-WEIGHTED MEDIAN MARKET CAPITALIZATION OF THE MIDDLE 1,000 SECURITIES OF THE S&P 1500 INDEX. LARGE-CAP GROWTH FUNDS NORMALLY INVEST IN COMPANIES WITH LONG-TERM EARNINGS EXPECTED TO GROW SIGNIFICANTLY FASTER THAN THE EARNINGS OF THE STOCKS REPRESENTED IN A MAJOR UNMANAGED STOCK INDEX. THESE FUNDS WILL NORMALLY HAVE AN ABOVE-AVERAGE PRICE-TO-EARNINGS RATIO, PRICE-TO-BOOK RATIO, AND THREE-YEAR SALES GROWTH FIGURE, COMPARED TO THE S&P 500 INDEX.

     + THE PERFORMANCE OF THE LIPPER LARGE-CAP GROWTH FUND INDEX AND THE S&P 500 INDEX IS CALCULATED AT THE END OF THE MONTH, JULY 31, 1997, WHILE THE FUND'S INCEPTION DATE IS AUGUST 1, 1997. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.

     ** THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE, UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "FEES
    AND EXPENSES" SECTION ON PAGE 5.

ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses (before waivers) during the past fiscal year ended July 31, 2000, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets (ANA).

   MANAGEMENT         DISTRIBUTION         OTHER              TOTAL ANNUAL
     FEES             (12B-1) FEES        EXPENSES          OPERATING EXPENSES*
-------------------------------------------------------------------------------
     .75%                 None             1.25%                   2.00%

---------------
     * Beginning August 1, 2001, we have voluntarily agreed to limit the First Start Growth Fund's annual expenses to 1.45% of its ANA as shown below, excluding credits from fee offset arrangements, and will reimburse the Fund for all expenses in excess of this amount through November 30, 2002.

                                     REIMBURSEMENT            ACTUAL FUND
           TOTAL ANNUAL          FROM USAA INVESTMENT     OPERATING EXPENSES
     FUND OPERATING EXPENSES      MANAGEMENT COMPANY      AFTER REIMBURSEMENT
----------------------------------------------------------------------------
            2.00%                       .55%                     1.45%

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

           1 YEAR       3 YEARS        5 YEARS       10 YEARS
         ----------------------------------------------------------
            $147          $455           $783         $1,692

(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "FUND
    MANAGEMENT" SECTION ON PAGE 8.

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this prospectus, we had approximately $42 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors. For our services, the Fund pays us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. The fee is computed at three-fourths of one percent (.75%) of average net assets for the fiscal year ended July 31, 2000. The fee we received for the fiscal year ended July 31, 2000, after we made reimbursements to the Fund, was equal to .20% of average net assets.

Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Large-Cap Growth Fund Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper Index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2005, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

 OVER/UNDER PERFORMANCE RELATIVE TO INDEX           ANNUAL ADJUSTMENT RATE
         (IN BASIS POINTS) 1                  (IN BASIS POINTS AS A PERCENTAGE
                                               OF A FUND'S AVERAGE NET ASSETS)
           +/- 100 to 400                                   +/- 4
           +/- 401 to 700                                   +/- 5
         +/- 701 and greater                                +/- 6

------------
 1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

38932-0701

USAA
EAGLE                        USAA MUTUAL FUND, INC.
LOGO                     High-Yield Opportunities Fund


                        SUPPLEMENT DATED AUGUST 1, 2001
                            TO THE FUND'S PROSPECTUS
                             DATED DECEMBER 1, 2000


(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "FEES
    AND EXPENSES" SECTION ON PAGE 4.


ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses (before waivers) during the past fiscal year ended July 31, 2000, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets (ANA).

  MANAGEMENT         DISTRIBUTION         OTHER               TOTAL ANNUAL
    FEES            (12B-1) FEES        EXPENSES          OPERATING EXPENSES*
-------------------------------------------------------------------------------
   .50%                 None             .83%                    1.33%

     * Beginning August 1, 2001, we have voluntarily agreed to limit the High-Yield Opportunities Fund's annual expenses to 1.00% of its ANA as shown below, excluding credits from fee offset arrangements, and will reimburse the Fund for all expenses in excess of this amount through November 30, 2002. Up to August 2, 2002, we may recover from the Fund amounts reimbursed subject to certain limitations. With this reimbursement, the Fund's Total Annual Operating Expenses would be as follows:

                                 REIMBURSEMENT               ACTUAL FUND
      TOTAL ANNUAL            FROM USAA INVESTMENT        OPERATING EXPENSES
  FUND OPERATING EXPENSES     MANAGEMENT COMPANY          AFTER REIMBURSEMENT
----------------------------------------------------------------------------
          1.33%                      .33%                       1.00%

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

          1 YEAR        3 YEARS        5 YEARS       10 YEARS
     ------------------------------------------------------------------
          $135          $421           $729           $1,601


(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "FUND
    MANAGEMENT" SECTION ON PAGE 10.

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this prospectus, we had approximately $42 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors. For our services, the Fund pays us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. The fee is computed at one-half of one percent (.50%) of average net assets for the fiscal year ended July 31, 2000. The fee we received for the fiscal year ended July 31, 2000, after we made reimbursement to the Fund, was equal to .17% of average net assets.

Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper High Current Yield Fund Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper Index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2005, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE RELATIVE TO INDEX             ANNUAL ADJUSTMENT RATE
           (IN BASIS POINTS) 1                 (IN BASIS POINTS AS A PERCENTAGE
                                                OF A FUND'S AVERAGE NET ASSETS)
             +/- 20 to 50                                    +/- 4
             +/- 51 to 100                                   +/- 5
          +/- 101 and greater                                +/- 6

---------
  1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

38931-0701

USAA                         USAA MUTUAL FUND, INC.
EAGLE                     Intermediate-Term Bond Fund
LOGO

                        SUPPLEMENT DATED AUGUST 1, 2001
                            TO THE FUND'S PROSPECTUS
                             DATED DECEMBER 1, 2000


(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "FEES
    AND EXPENSES" SECTION ON PAGE 4.

ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses (before waivers) during the past fiscal year ended July 31, 2000, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets (ANA).

  MANAGEMENT       DISTRIBUTION        OTHER            TOTAL ANNUAL
     FEES          (12B-1) FEES       EXPENSES       OPERATING EXPENSES*
-------------------------------------------------------------------------------
     .50%             None             .67%                 1.17%

     * Beginning August 1, 2001, we have voluntarily agreed to limit the Intermediate-Term Bond Fund's annual expenses to .65% of its ANA as shown below, excluding credits from fee offset arrangements, and will reimburse the Fund for all expenses in excess of this amount through November 30, 2002. Up to August 2, 2002, we may recover from the Fund amounts reimbursed subject to certain limitations. With this reimbursement, the Fund's Total Annual Operating Expenses would be as follows:

                                 REIMBURSEMENT              ACTUAL FUND
       TOTAL ANNUAL           FROM USAA INVESTMENT      OPERATING EXPENSES
  FUND OPERATING EXPENSES      MANAGEMENT COMPANY      AFTER REIMBURSEMENT
----------------------------------------------------------------------------
          1.17%                       .52%                     .65%

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

         1 YEAR         3 YEARS        5 YEARS        10 YEARS
     ----------------------------------------------------------------
          $119           $372            $644          $1,420


(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "FUND
    MANAGEMENT" SECTION ON PAGE 8.

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this prospectus, we had approximately $42 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors. For our services, the Fund pays us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. The fee is computed at one-half of one percent (.50%) of the first $50 million of average net assets, two-fifths of one percent (.40%) of that portion of average net assets over $50 million but not over $100 million, and three-tenths of one percent (.30%) of that portion of average net assets in excess of $100 million. We received no fee for the fiscal year ended July 31, 2000, after we made reimbursements to the Fund.

Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Intermediate Investment Grade Debt Fund Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper Index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2005, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

 OVER/UNDER PERFORMANCE RELATIVE TO INDEX          ANNUAL ADJUSTMENT RATE
            (IN BASIS POINTS) 1              (IN BASIS POINTS AS A PERCENTAGE
                                              OF A FUND'S AVERAGE NET ASSETS)
             +/- 20 to 50                                    +/- 4
             +/- 51 to 100                                   +/- 5
          +/- 101 and greater                                +/- 6

--------
 1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

38930-0701

USAA                         USAA MUTUAL FUND, INC.
EAGLE                         Small Cap Stock Fund
LOGO

                        SUPPLEMENT DATED AUGUST 1, 2001
                            TO THE FUND'S PROSPECTUS
                             DATED DECEMBER 1, 2000

(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "FEES
    AND EXPENSES" SECTION ON PAGE 4.

ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses (before waivers) during the past fiscal year ended July 31, 2000, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets (ANA).

   MANAGEMENT       DISTRIBUTION           OTHER              TOTAL ANNUAL
      FEES           (12B-1) FEES         EXPENSES         OPERATING EXPENSES*
-------------------------------------------------------------------------------
      .75%              None               .79%                    1.54%

     * Beginning August 1, 2001, we have voluntarily agreed to limit the Small Cap Stock Fund's annual expenses to 1.40% of its ANA as shown below, excluding credits from fee offset arrangements, and will reimburse the Fund for all expenses in excess of this amount through November 30, 2002.


                                    REIMBURSEMENT               ACTUAL FUND
       TOTAL ANNUAL              FROM USAA INVESTMENT        OPERATING EXPENSES
  FUND OPERATING EXPENSES         MANAGEMENT COMPANY        AFTER REIMBURSEMENT
------------------------------------------------------------------------------
      1.54%                            .14%                          1.40%

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

           1 YEAR       3 YEARS       5 YEARS       10 YEARS
      -------------------------------------------------------------
            $157         $486          $839          $1,834

(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "FUND
    MANAGEMENT" SECTION ON PAGE 7.

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this prospectus, we had approximately $42 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors. For our services, the Fund pays us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. The fee is computed at three-fourths of one percent (.75%) of average net assets for the fiscal year ended July 31, 2000. The fee we would have received for the fiscal year ended July 31, 2000, if we had made reimbursement to the Fund, would have been equal to .61% of average net assets.

Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Small-Cap Core Fund Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper Index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2005, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE RELATIVE TO INDEX             ANNUAL ADJUSTMENT RATE
         (IN BASIS POINTS) 1                  (IN BASIS POINTS AS A PERCENTAGE
                                                OF A FUND'S AVERAGE NET ASSETS)
           +/- 100 to 400                                  +/- 4
          +/- 401 to 700                                   +/- 5
        +/- 701 and greater                                +/- 6

-------------
  1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

38953-0701

USAA                         USAA MUTUAL FUND, INC.
EAGLE                         Capital Growth Fund
LOGO

                        SUPPLEMENT DATED AUGUST 1, 2001
                            TO THE FUND'S PROSPECTUS
                             DATED OCTOBER 27, 2000

(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "FEES
    AND EXPENSES" SECTION ON PAGE 3.

ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" such as custodian, administration and servicing, and transfer agent fees have been estimated for the Fund's first year of operation and are calculated as a percentage of average net assets
(ANA). The figures below have been adjusted to reflect changes in the underlying contracts for services.

   MANAGEMENT        DISTRIBUTION          OTHER              TOTAL ANNUAL
      FEES           (12B-1) FEES        EXPENSES          OPERATING EXPENSES*
-------------------------------------------------------------------------------
     .85%                None         .67% (estimated)            1.52%

---------
     * Beginning August 1, 2001, we have voluntarily agreed to limit the Capital Growth Fund's annual expenses to 1.00% of its ANA as shown below, excluding credits from fee offset arrangements, and will reimburse the Fund for all expenses in excess of this amount through November 30, 2002.


                                   REIMBURSEMENT               ACTUAL FUND
      TOTAL ANNUAL             FROM USAA INVESTMENT        OPERATING EXPENSES
 FUND OPERATING EXPENSES         MANAGEMENT COMPANY        AFTER REIMBURSEMENT
-------------------------------------------------------------------------------
         1.52%                         .52%                       1.00%

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

                           1 YEAR             3 YEARS
                   ---------------------------------------
                            $155               $480

(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "FUND
    MANAGEMENT" SECTION ON PAGE 5.

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. As of the date of this prospectus, we had approximately $42 billion in total assets under management. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors. For our services, the Fund pays us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. The fee is computed at eighty-five one hundredths of one percent (.85%) of average net assets for the fiscal year ended July 31, 2000.

Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Mid-Cap Growth Fund Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper Index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2005, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

 OVER/UNDER PERFORMANCE RELATIVE TO INDEX            ANNUAL ADJUSTMENT RATE
        (IN BASIS POINTS) 1                  (IN BASIS POINTS AS A PERCENTAGE
                                              OF A FUND'S AVERAGE NET ASSETS)
          +/- 100 to 400                                   +/- 4
         +/- 401 to 700                                    +/- 5
        +/- 701 and greater                                +/- 6

---------
  1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

38929-0701

USAA                        USAA MUTUAL FUND, INC.
EAGLE                 AGGRESSIVE GROWTH FUND, GROWTH FUND,
LOGO         GROWTH & INCOME FUND, INCOME STOCK FUND, INCOME FUND,
                    SHORT-TERM BOND FUND, MONEY MARKET FUND,
              SCIENCE & TECHNOLOGY FUND, FIRST START GROWTH FUND,
          INTERMEDIATE-TERM BOND FUND, HIGH-YIELD OPPORTUNITIES FUND,
                            AND SMALL CAP STOCK FUND

                        SUPPLEMENT DATED AUGUST 1, 2001
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 2000

(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE
   "INVESTMENT POLICIES" SECTION ON PAGE 5.

DERIVATIVES

Each Fund may buy and sell certain types of derivatives, such as options, futures contracts, options on futures contracts, and swaps under circumstances in which such instruments are expected by the Manager to aid in achieving each Fund's investment objective. Each Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

     Derivatives, such as options, futures contracts, options on futures contracts, and swaps enable a Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). Each Fund may also use strategies which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager anticipates unusually high or low market volatility.

     The Manager may enter into derivative positions for each Fund for either hedging or non hedging purposes. The term hedging is applied to defensive strategies designed to protect a Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). Non hedging strategies include strategies designed to produce incremental income (such as the option writing strategy described below) or "speculative" strategies, which are undertaken to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

FUTURES CONTRACTS

Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

     The purchase of a futures contract on an equity security or an index of equity securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. Each Fund will initially be required to deposit with the Company's custodian or the futures commission merchant effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

     Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when a Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when a Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

     At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position that will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

     In transactions establishing a long position in a futures contract, assets equal to the face value of the futures contract will be identified by each Fund to the Company's custodian for maintenance in a separate account to insure that the use of such futures contracts is unleveraged. Similarly, assets having a value equal to the aggregate face value of the futures contract will be identified with respect to each short position. Each Fund will utilize such assets and methods of cover as appropriate under applicable exchange and regulatory policies.

OPTIONS

Each Fund may use options to implement its investment strategy. There are two basic types of options: "puts" and "calls." Each type of option can establish either a long or a short position, depending upon whether a Fund is the purchaser or a writer of the option. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.

     Purchased options have defined risk, that is, the premium paid for the option, no matter how adversely the price of the underlying asset moves, while affording an opportunity for gain corresponding to the increase or decrease in the value of the optioned asset. In general, a purchased put increases in value as the value of the underlying security falls and a purchased call increases in value as the value of the underlying security rises.

     The principal reason to write options is to generate extra income (the premium paid by the buyer). Written options have varying degrees of risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, that is, when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, that is, the difference between the agreed-upon price that a Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

     The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure its obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges.

     Among the options that each Fund may enter are options on securities indices. In general, options on indices of securities are similar to options on the securities themselves except that delivery requirements are different. For example, a put option on an index of securities does not give the holder the right to make actual delivery of a basket of securities but instead gives the holder the right to receive an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on equity securities, or futures contracts, a Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

     A securities index assigns relative values to the securities included in the index and the index options are based on a broad market index. In connection with the use of such options, a Fund may cover its position by identifying assets having a value equal to the aggregate face value of the option position taken.

OPTIONS ON FUTURES CONTRACTS

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

LIMITATIONS AND RISKS OF OPTIONS AND FUTURES ACTIVITY

Each Fund may not establish a position in a futures contract or purchase or sell an option on a futures contract for other than bona fide hedging purposes if, immediately thereafter, the sum of the amount of initial margin deposits and premiums required to establish such positions for such non hedging purposes would exceed 5% of the market value of the Fund's net assets.

     As noted above, each Fund may engage in both hedging and non hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. Each Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in its holdings correlate with price movements of the futures and options.

     Non hedging strategies typically involve special risks. The profitability of each Fund's non hedging strategies will depend on the ability of the Manager to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

     Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options may be closed out only on an exchange that provides a secondary market therefor. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively carry out its derivative strategies and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements. Each Fund will enter into an option or futures position only if it appears to be a liquid investment.

SWAP ARRANGEMENTS

Each Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase of caps, floors and collars as described below. In an interest rate swap a Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap a Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, a Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. Purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines a cap and a floor.

     Each Fund may enter credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

     Most swaps entered into by a Fund will be on a net basis; for example, in an interest rate swap, amounts generated by application of the fixed rate and the floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold appropriate liquid assets, including cash; for swaps entered into on a net basis, assets will be segregated having a daily net asset value equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party, while for swaps on other than a net basis assets will be segregated having a value equal to the total amount of the Fund's obligations.

     These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of each Fund's portfolio. However, each Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by the Commodities Futures Trading Commission for entities that are not commodity pool operators, such as the Fund. In entering a swap arrangement, a Fund is dependent upon the creditworthiness and good faith of the counterparty. Each Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap arrangements may become illiquid to the extent that nonstandard arrangements with one counterparty are not readily transferable to another counterparty or if a market for the transfer of swap positions does not develop. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE
    "INVESTMENT RESTRICTIONS" SECTION ON PAGE 12.

The following investment restrictions have been adopted by the Company for and are applicable to each Fund except the Science & Technology, First Start Growth, Intermediate-Term Bond, High-Yield Opportunities, and Small Cap Stock Funds, which are listed separately below. Except with respect to the Growth & Income Fund, Income Stock Fund, Short-Term Bond Fund, these restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the Fund's outstanding voting securities. With respect to the Growth & Income Fund, Income Stock Fund, and Short-Term Bond Fund, only restrictions 3, 4, 6, 9, 11, 12, 15, and 16 may not be changed without approval of shareholders, as defined herein. The investment restrictions of one Fund may be changed without affecting those of any other Fund.

A Fund may not:

 (1) Purchase or retain securities of any issuer if any officer or Director of the Company or its Manager own individually more than one-half of one percent (1/2%) of the securities of that issuer, and collectively the officers and Directors of the Company and Manager together own more than 5% of the securities of that issuer.

 (2) Purchase from or sell to any officer or Director of the Company or its Manager any securities other than shares of the capital stock of the Funds.

 (3) Underwrite securities of other issuers, except that the Company may be deemed to be a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

 (4) Borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

 (5)   Invest in companies for the purpose of exercising control or management.

 (6) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

 (7) Invest in warrants more than 2% of the value of its assets, taken at the lower of cost or market value. Warrants initially attached to securities and acquired by the Fund upon original issuance thereof shall be deemed to be without value.

 (8) Mortgage, pledge, or hypothecate any of its assets, except for the Income Stock Fund. A security covered by a call is not considered pledged.

 (9) Concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in any one industry. Banks are not considered a single industry for purposes of this policy (solely with respect to the Money Market Fund), nor shall this limitation apply to securities issued or guaranteed by the U.S. government or its corporate instrumentalities.

 (10) Invest more than 5% of the value of its total assets in any closed-end investment company and will not hold more than 3% of the outstanding voting stock of any closed-end investment company.

 (11) Purchase or sell commodities, except that each Fund may invest in financial futures contracts, options thereon, and other similar instruments.

 (12) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that each Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

 (13) Engage in margin transactions or arbitrage or short sales, or in put, call, straddle, or spread activities, except the Income Stock Fund may write covered call options as described under INVESTMENT POLICIES in this statement of additional information.

 (14) Allow its Manager or officers or Directors of itself or its Manager to take long or short positions in shares of a Fund, except that such persons may purchase shares for their own account for investment purposes only at the price available to the public at the moment of such purchase.

 (15) Change the nature of its business so as to cease to be an investment company.

 (16)  Issue senior securities, except as permitted under the 1940 Act.

In addition, with respect to the Money Market Fund's exclusion of investment in banks for purposes of industry concentration limits contained in investment restriction 9, certificates of deposit, time deposits, banker's acceptances, and other similar money market instruments issued by domestic banks may be excluded from the industry concentration limits set forth in that restriction.

Each of the Science & Technology, First Start Growth, Intermediate-Term Bond, High-Yield Opportunities, and Small Cap Stock Funds may not:

 (1) Borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

 (2) Invest 25% or more of the value of its total assets in any one industry; provided, this limitation does not apply to securities issued or guaranteed by the U.S. government and its agencies or instrumentalities.

 (3)   Issue senior securities, except as permitted under the 1940 Act.

 (4) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

 (5) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

 (6) Purchase or sell commodities, except that each Fund may invest in financial futures contracts, options thereon, and similar instruments.

 (7) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that each Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "THE COMPANY'S MANAGER" SECTION ON PAGE 21.

ADVISORY AGREEMENT

Under the Advisory Agreement, the Manager provides an investment program, carries out the investment policy and manages the portfolio assets for each Fund. For these services under the Advisory Agreement, each Fund has agreed to pay the Manager a fee computed as described under FUND MANAGEMENT in its Prospectus. Management fees are computed and accrued daily and are payable monthly. The Manager is authorized, subject to the control of the Board of Directors of the Company, to determine the selection, amount, and time to buy or sell securities for each Fund. The Manager compensates all personnel, officers, and Directors of the Company if such persons are also employees of the Manager or its affiliates.

     Except for the services and facilities provided by the Manager, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; costs of preparing and distributing proxy material; costs of printing and engraving stock certificates; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Directors who are not interested (not affiliated) persons of the Manager; costs of printing and mailing the Prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. The Manager pays the cost of printing and mailing copies of the Prospectus, the SAI, and reports to prospective shareholders.

     The Advisory Agreement will remain in effect until July 31, 2003, for each Fund and will continue in effect from year to year thereafter for each Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Directors (on behalf of such Fund) including a majority of the Directors who are not interested persons of the Manager or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Company or the Manager on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined by the 1940 Act).

     From time to time the Manager may, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. The Manager has voluntarily agreed to continue to limit the annual expenses of the Growth Fund to 1.00% of the Fund's ANA, the First Start Growth Fund to 1.45% of the Fund's ANA, the High-Yield Opportunities Fund to 1.00% of the Fund's ANA, the Intermediate-Term Bond Fund to .65% of the Fund's ANA, and the Small Cap Stock Fund to 1.40% of the Fund's ANA, through November 30, 2002, and will reimburse the Funds for all expenses in excess of such limitation. After December 1, 2002, any such waiver or reimbursement may be terminated by the Manager at any time without prior notice to the shareholders.

     In addition to any amounts otherwise payable to the Manager as an advisory fee for current services under the Advisory Agreement, the Company shall be obligated to pay the Manager all amounts previously waived by the Manager with respect to a Fund, provided that such additional payments are made not later than three years from August 2, 1999, and provided further that the amount of such additional payment in any year, together with all other expenses of the Fund, in the aggregate, would not cause the Fund's expense ratio in such year to exceed, in the case of the Intermediate-Term Bond Fund, .65% of the average net assets of the Fund or, in the case of the High-Yield Opportunities Fund, for expenses waived and amounts reimbursed prior to August 1, 2001, the Fund's expense ratio shall not exceed .75% of average net assets; however, for expenses waived and amounts reimbursed from August 1, 2001 until August 2, 2002, the High-Yield Opportunities Fund's expense ratio shall not exceed 1.00% of average net assets.

     For the last three fiscal years ending July 31, management fees were as follows:

 FUND                           1998               1999               2000

 Aggressive Growth          $  2,947,204      $   3,095,002     $   5,822,616
 Growth                     $ 11,074,009      $  11,433,812     $  13,497,972
 Growth & Income            $  5,971,874      $   6,299,648     $   6,705,641
 Income Stock               $ 12,163,664      $  12,182,422     $  10,829,542
 Income                     $  4,108,452      $   4,013,234     $   3,164,580
 Short-Term Bond            $    369,691      $     513,263     $     631,655
 Money Market               $  5,238,418      $   6,708,986     $   7,744,657
 Science & Technology       $    521,514      $   1,286,597     $   3,451,959
 First Start Growth         $    207,083      $     684,564     $   1,554,077
 Intermediate-Term Bond           n/a                 n/a       $     218,710
 High-Yield Opportunities         n/a                 n/a       $     174,126
 Small Cap Stock                  n/a                 n/a       $     523,977

     As a result of the Short-Term Bond, Money Market, First Start Growth, Intermediate-Term Bond, and High-Yield Opportunities Funds' expenses exceeding the expense limitations, the Manager did not receive fees to which it would have been entitled as follows:

  FUND                          1998             1999                2000

 Short-Term Bond            $    90,735      $     56,660               --
 Money Market               $   756,515      $    763,829       $   586,154
 First Start Growth              n/a         $    212,370       $   614,885
 Intermediate-Term Bond          n/a                n/a         $   166,334
 High-Yield Opportunities        n/a                n/a         $   155,528

     Beginning with the month ending July 31, 2002, each Fund's (except the Money Market Fund's) management fees will be based upon two components: a base fee, which is accrued daily and paid monthly and computed and paid at an annual rate of average net assets as follows:

                   FUND                          FEE RATE

           Aggressive Growth Fund                    *
           First Start Growth Fund                  .75%
           Growth Fund                              .75%
           Growth & Income Fund                     .60%
           High-Yield Opportunities Fund            .50%
           Income Fund                              .24%
           Income Stock Fund                        .50%
           Intermediate-Term Bond Fund               **
           Science & Technology Fund                .75%
           Short-Term Bond Fund                     .24%
           Small Cap Stock Fund                     .75%

     -----------------

     * The fee is computed at one-half of one percent (.50%) of the first $200 million of average net assets, two-fifths of one percent (.40%) for that portion of average net assets in excess of $200 million but not over $300 million, and one-third of one percent (.33%) for that portion of average net assets in excess of $300 million.

   ** The fee is computed at one-half of one percent (.50%) of the first $50 million of average net assets, two-fifths of one percent (.40%) of that portion of average net assets over $50 million but not over $100 million, and three-tenths of one percent (.30%) of that portion of average net assets in excess of $100 million.

and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Funds relative to its Lipper Index. Each Fund's performance will be measured as listed below.

       FUND                                  PERFORMANCE INDEX

    Aggressive Growth Fund                   Mid-Cap Growth
    First Start Growth Fund                  Large-Cap Growth
    Growth Fund                              Large-Cap Growth
    Growth & Income Fund                     Large-Cap Core
    High-Yield Opportunities Fund            High Current Yield
    Income Fund                              Corporate Debt Funds A Rated
    Income Stock Fund                        Equity Income
    Intermediate-Term Bond Fund              Intermediate Investment Grade Debt
    Science & Technology Fund                Science & Technology
    Short-Term Bond Fund                     Short Investment Grade Debt
    Small Cap Stock Fund                     Small-Cap Core

With respect to the Money Market Fund, the management fee will continue to consist solely of the base fee discussed in this paragraph.

COMPUTING THE PERFORMANCE ADJUSTMENT

For any month, the base fee of each Fund will equal the Fund's average net assets for that month multiplied by the annual base fee rate for the Fund, multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The base fee is then adjusted based upon the Fund's average annual performance during the performance period compared to the average annual performance of the Fund's relevant index over the same time period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2005, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365. The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the chart below:

                              FIXED INCOME FUNDS:
        HIGH-YIELD OPPORTUNITIES FUND                 INCOME FUND
         INTERMEDIATE-TERM BOND FUND             SHORT-TERM BOND FUND

OVER/UNDER PERFORMANCE RELATIVE TO INDEX         ANNUAL ADJUSTMENT RATE
          (IN BASIS POINTS)1                  (IN BASIS POINTS AS A PERCENTAGE
                                               OF A FUNDS AVERAGE NET ASSETS)
            +/- 20 to 50                              +/- 4
           +/- 51 to 100                              +/- 5
        +/- 101 and greater                           +/- 6

                                 EQUITY FUNDS:
           AGGRESSIVE GROWTH FUND               FIRST START GROWTH FUND
                GROWTH FUND                     GROWTH & INCOME FUND
             INCOME STOCK FUND                SCIENCE & TECHNOLOGY FUND
            SMALL CAP STOCK FUND

OVER/UNDER PERFORMANCE RELATIVE TO INDEX           ANNUAL ADJUSTMENT RATE
       (IN BASIS POINTS)1                     (IN BASIS POINTS AS A PERCENTAGE
                                               OF A FUNDS AVERAGE NET ASSETS)
          +/- 100 to 400                                   +/- 4
          +/- 401 to 700                                   +/- 5
        +/- 701 and greater                                +/- 6

---------
1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

For example, assume that a fixed income fund with average net assets of $900 million has a base fee of .30 of 1% (30 basis points) of the fund's average net assets. Also assume that the fund had average net assets during the performance period of $850 million. The following examples demonstrate the effect of the performance adjustment during a given 30-day month in various market environments, including situations in which the fund has outperformed, underperformed, and approximately matched its relevant index:

                                                                 Examples
                                1             2            3             4          5            6
Fund Performance (a)           6.80%         5.30%        4.30%        (7.55%)    (-5.20%)      (3.65%)
Index Performance (a)          4.75%         5.15%        4.70%        (8.50%)    (-3.75%)      (3.50%)
                               ----          ----         ----          ----       -----         ----
Over/Under Performance (b)    + 205           +15         - 40          + 95       - 145         - 15
Annual Adjustment Rate (b)     + 6            0            -4            + 5       - 60             0
Monthly Adjustment Rate (c)   .0049%          n/a       (.0033   %)    .0041%     (.0049%)        n/a
Base Fee for Month         $ 221,918     $ 221,918    $ 221,918     $221,918    $ 221,918    $ 221,918
Performance Adjustment        41,650             0      (28,050)      34,850      (41,650)           0
                          ----------------------------------------------------------------------------
Monthly Fee                $ 263,568     $ 221,918    $ 193,868     $256,768    $ 180,268    $ 221,918
                          =============================================================================

-----------
   (a)  Average annual performance over a 36-month period
   (b)  In basis points
   (c) Annual Adjustment Rate divided by 365, multiplied by 30, and stated as a percentage

     Each Fund measures its investment performance by comparing the beginning and ending redeemable value of an investment in the Fund during the measurement period, assuming the reinvestment of dividends and capital gains distributions during the period. Lipper uses this same methodology when it measures the investment performance of the component mutual funds within the respective Lipper Index. Because the adjustment to the base fee is based upon the Fund's performance compared to the investment record of its respective Index, the controlling factor as to whether a performance adjustment will be made is not whether the Fund's performance is up or down per se, but whether it is up or down more or less than the record of its respective Index. Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

ADMINISTRATION AND SERVICING AGREEMENT

Under an Administration and Servicing Agreement effective August 1, 2001, the Manager is obligated on a continuous basis to provide such administrative services as the Board of Directors of the Company reasonably deems necessary for the proper administration of the Funds. IMCO will generally assist in all aspects of the Funds' operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Directors; provide and maintain an appropriate fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other shareholder communications; furnish statements and confirms of all account activity; respond to shareholder complaints and other correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. For these services under the Administration and Servicing Agreement, the Company has agreed to pay the Manager a fee computed daily and paid monthly, at an annual rate equal to fifteen one-hundredths of one percent (.15%) of the average net assets for each Fund except the Money Market Fund and one-tenth of one percent (.10%) of the average net assets for the Money Market Fund. We may also delegate one or more of our responsibilities to others at our expense.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

38921-0701
                                       8

USAA                         USAA MUTUAL FUND, INC.
EAGLE                         Capital Growth Fund
LOGO

                        SUPPLEMENT DATED AUGUST 1, 2001
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER 27, 2000

(*) THE FOLLOWING INFORMATION HAS BEEN ADDED TO THE "INVESTMENT POLICIES"
    SECTION ON PAGE 4.

DERIVATIVES

The Fund may buy and sell certain types of derivatives, such as options, futures contracts, options on futures contracts, and swaps under circumstances in which such instruments are expected by the Manager to aid in achieving the Fund's investment objective. The Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

     Derivatives, such as options, futures contracts, options on futures contracts, and swaps enable a Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). The Fund may also use strategies which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager anticipates unusually high or low market volatility.

     The Manager may enter into derivative positions for the Fund for either hedging or non hedging purposes. The term hedging is applied to defensive strategies designed to protect the Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). Non hedging strategies include strategies designed to produce incremental income (such as the option writing strategy described below) or "speculative" strategies, which are undertaken to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

FUTURES CONTRACTS

Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

     The purchase of a futures contract on an equity security or an index of equity securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. The Fund will initially be required to deposit with the Company's custodian or the futures commission merchant effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

     Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when the Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when the Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

     At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position that will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

     In transactions establishing a long position in a futures contract, assets equal to the face value of the futures contract will be identified by the Fund to the Company's custodian for maintenance in a separate account to insure that the use of such futures contracts is unleveraged. Similarly, assets having a value equal to the aggregate face value of the futures contract will be identified with respect to each short position. The Fund will utilize such assets and methods of cover as appropriate under applicable exchange and regulatory policies.

OPTIONS

The Fund may use options to implement its investment strategy. There are two basic types of options: "puts" and "calls." Each type of option can establish either a long or a short position, depending upon whether the Fund is the purchaser or a writer of the option. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.

     Purchased options have defined risk, that is, the premium paid for the option, no matter how adversely the price of the underlying asset moves, while affording an opportunity for gain corresponding to the increase or decrease in the value of the optioned asset. In general, a purchased put increases in value as the value of the underlying security falls and a purchased call increases in value as the value of the underlying security rises.

     The principal reason to write options is to generate extra income (the premium paid by the buyer). Written options have varying degrees of risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, that is, when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, that is, the difference between the agreed-upon price that the Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

     The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure its obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges.

     Among the options that the Fund may enter are options on securities indices. In general, options on indices of securities are similar to options on the securities themselves except that delivery requirements are different. For example, a put option on an index of securities does not give the holder the right to make actual delivery of a basket of securities but instead gives the holder the right to receive an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on equity securities, or futures contracts, the Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

     A securities index assigns relative values to the securities included in the index and the index options are based on a broad market index. In connection with the use of such options, the Fund may cover its position by identifying assets having a value equal to the aggregate face value of the option position taken.

OPTIONS ON FUTURES CONTRACTS

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

LIMITATIONS AND RISKS OF OPTIONS AND FUTURES ACTIVITY

The Fund may not establish a position in a futures contract or purchase or sell an option on a futures contract for other than bona fide hedging purposes if, immediately thereafter, the sum of the amount of initial margin deposits and premiums required to establish such positions for such non hedging purposes would exceed 5% of the market value of the Fund's net assets.

     As noted above, the Fund may engage in both hedging and non hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. The Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in its holdings correlate with price movements of the futures and options.

     Non hedging strategies typically involve special risks. The profitability of the Fund's non hedging strategies will depend on the ability of the Manager to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

     Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options may be closed out only on an exchange that provides a secondary market therefor. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively carry out its derivative strategies and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements. The Fund will enter into an option or futures position only if it appears to be a liquid investment.

SWAP ARRANGEMENTS

The Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase of caps, floors and collars as described below. In an interest rate swap the Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap the Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. Purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines a cap and a floor.

     The Fund may enter credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

     Most swaps entered into by the Fund will be on a net basis; for example, in an interest rate swap, amounts generated by application of the fixed rate and the floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold appropriate liquid assets, including cash; for swaps entered into on a net basis, assets will be segregated having a daily net asset value equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party, while for swaps on other than a net basis assets will be segregated having a value equal to the total amount of the Fund's obligations.

     These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of the Fund's portfolio. However, the Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by the Commodities Futures Trading Commission for entities that are not commodity pool operators, such as the Fund. In entering a swap arrangement, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap arrangements may become illiquid to the extent that nonstandard arrangements with one counterparty are not readily transferable to another counterparty or if a market for the transfer of swap positions does not develop. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE
    "INVESTMENT RESTRICTIONS" SECTION ON PAGE 6.

The Fund may not:

 (1) Borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

 (2) Invest 25% or more of the value of its total assets in any one industry; provided, this limitation does not apply to securities issued or guaranteed by the U.S. government and its agencies or instrumentalities.

 (3)   Issue senior securities, except as permitted under the 1940 Act.

(4) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

(5) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

 (6) Purchase or sell commodities, except that each Fund may invest in financial futures contracts, options thereon, and similar instruments.

 (7) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that each Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

(*) THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "THE
    COMPANY'S MANAGER" SECTION ON PAGE 12.

ADVISORY AGREEMENT

Under the Advisory Agreement, the Manager provides an investment program, carries out the investment policy and manages the portfolio assets for the Fund. For these services under the Advisory Agreement, the Fund has agreed to pay the Manager a fee computed as described under FUND MANAGEMENT in its Prospectus. Management fees are computed and accrued daily and are payable monthly. The Manager is authorized, subject to the control of the Board of Directors of the Company, to determine the selection, amount, and time to buy or sell securities for the Fund. The Manager compensates all personnel, officers, and Directors of the Company if such persons are also employees of the Manager or its affiliates.

     Except for the services and facilities provided by the Manager, the Fund pays all other expenses incurred in its operation. Expenses for which the Fund is responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; costs of preparing and distributing proxy material; costs of printing and engraving stock certificates; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Directors who are not interested (not affiliated) persons of the Manager; costs of printing and mailing the Prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. The Manager pays the cost of printing and mailing copies of the Prospectus, the SAI, and reports to prospective shareholders.

     The Advisory Agreement will remain in effect until July 31, 2003, for the Fund and will continue in effect from year to year thereafter for the Fund as long as it is approved at least annually by a vote of the outstanding voting securities of the Fund (as defined by the 1940 Act) or by the Board of Directors (on behalf of such Fund) including a majority of the Directors who are not interested persons of the Manager or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Company or the Manager on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined by the 1940 Act).

     From time to time the Manager may, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. The Manager has voluntarily agreed to continue to limit the annual expenses of the Capital Growth Fund to 1.00% of the Fund's ANA through November 30, 2002, and will reimburse the Fund for all expenses in excess of such limitation. After December 1, 2002, any such waiver or reimbursement may be terminated by the Manager at any time without prior notice to the shareholders.

     In addition to any amounts otherwise payable to the Manager as an advisory fee for current services under the Advisory Agreement, the Company shall be obligated to pay the Manager all amounts previously waived by the Manager with respect to a Fund, provided that such additional payments are made not later than three years from August 2, 1999, and provided further that the amount of such additional payment in any year, together with all other expenses of the Fund, in the aggregate, would not cause the Fund's expense ratio in such year to exceed 1.00% of the average net assets of the Fund.

     Beginning with the month ending July 31, 2002, the Fund's management fees will be based upon two components: a base fee, which is accrued daily and paid monthly and computed and paid at an annual rate of eighty-five one hundredths of one percent (.85%) of average net assets and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Funds relative to its Lipper Index. The Fund's performance will be measured to the Lipper Mid-Cap Growth Fund Index.

COMPUTING THE PERFORMANCE ADJUSTMENT

For any month, the base fee of the Fund will equal the Fund's average net assets for that month multiplied by the annual base fee rate for the Fund, multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The base fee is then adjusted based upon the Fund's average annual performance during the performance period compared to the average annual performance of the Fund's relevant index over the same time period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2005, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365. The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the chart below:

OVER/UNDER PERFORMANCE RELATIVE TO INDEX      ANNUAL ADJUSTMENT RATE
       (IN BASIS POINTS) 1                (IN BASIS POINTS AS A PERCENTAGE
                                             OF A FUND'S AVERAGE NET ASSETS)

       +/- 100 to 400                                       +/- 4
       +/- 401 to 700                                       +/- 5
     +/- 701 and greater                                    +/- 6

----------
   1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

For example, assume that an equity fund with average net assets of $300 million has a Base Fee of .75 of 1% (75 basis points) of the fund's average net assets. Also assume that the fund had average net assets during the performance period of $250 million. The following examples demonstrate the effect of the Performance Adjustment during a given 30-day month in various market environments, including situations in which the fund has outperformed, underperformed, and approximately matched its relevant index:


                                                                            Examples
                                      1             2            3             4           5            6
Fund Performance (a)                12.80%        15.02%        6.75%       (12.25%)    (10.07%)      (8.17%)
Index Performance (a)                8.75%        18.29%        6.28%       (19.87%)     (5.45%)      (7.98%)
                                    -----         -----         ----         -----       -----         ----
Over/Under Performance (b)          + 405         - 327         + 47         + 762       - 462         - 19
Annual Adjustment Rate (b)            + 5           - 4            0           + 6         - 5            0
Monthly Adjustment Rate (c)         .0041%        (.0033%)        n/a        .0049%     (.0041%)         n/a
Base Fee for Month                 $ 187,500     $ 187,500    $ 187,500     $187,500    $ 187,500    $ 187,500
Performance Adjustment                10,250        (8,250)           0       12,250      (10,250)           0
                                   ----------------------------------------------------------------------------
Monthly Fee                        $ 197,750     $ 179,250    $ 187,500     $199,750    $ 177,250    $ 187,500
                                   ============================================================================
----------------
   (a)  Average annual performance over a 36-month period
   (b)  In basis points
   (c)  Annual Adjustment Rate divided by 365, multiplied by 30, and stated as a percentage

     The Fund measures its investment performance by comparing the beginning and ending redeemable value of an investment in the Fund during the measurement period, assuming the reinvestment of dividends and capital gains distributions during the period. Lipper uses this same methodology when it measures the investment performance of the component mutual funds within the respective Lipper Index. Because the adjustment to the base fee is based upon the Fund's performance compared to the investment record of its respective Index, the controlling factor as to whether a performance adjustment will be made is not whether the Fund's performance is up or down per se, but whether it is up or down more or less than the record of its respective Index. Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

ADMINISTRATION AND SERVICING AGREEMENT

Under an Administration and Servicing Agreement effective August 1, 2001, the Manager is obligated on a continuous basis to provide such administrative services as the Board of Directors of the Company reasonably deems necessary for the proper administration of the Fund. IMCO will generally assist in all aspects of the Fund's operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Directors; provide and maintain an appropriate fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other shareholder communications; furnish statements and confirms of all account activity; respond to shareholder complaints and other correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. For these services under the Administration and Servicing Agreement, the Company has agreed to pay the Manager a fee computed daily and paid monthly, at an annual rate equal to fifteen one-hundredths of one percent (.15%) of the average net assets for the Fund. We may also delegate one or more of our responsibilities to others at our expense.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


38922-0701
                                       6